Summary of Related Party and Third Party Convertible Notes (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Face value of the convertible notes	$ 6,783,538	$ 4,200,538
Debt discount, net	(131,867)	(849,656)
Carrying value of the convertible notes	6,651,671	3,350,882
Accrued interest	619,697	155,626
Conversion of convertible notes	(7,271,368)
Total convertible notes and accrued interest		3,506,508
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Face value of the convertible notes	3,196,206	1,761,206
Debt discount, net	(83,688)	(398,034)
Carrying value of the convertible notes	3,112,518	1,363,172
Accrued interest	233,714	45,654
Conversion of convertible notes	(3,346,232)
Total convertible notes and accrued interest		$ 1,408,826